Deferred Incentive Compensation to Officers - Schedule of Deferred Incentive Compensation to Officers (Details) (Parenthetical)	Dec. 23, 2019 USD ($)
Rory Cutaia [Member]
Annual incentive compensation	$ 430,000
Rory Cutaia [Member] | Bonus [Member]
Annual incentive compensation	$ 324,000
Rory Cutaia [Member] | January 10, 2021 [Member]
Annual incentive compensation, percentage	50.00%
Rory Cutaia [Member] | January 10, 2021 [Member] | Nasdaq Up-Listing Award [Member]
Annual incentive compensation, percentage	50.00%
Rory Cutaia [Member] | January 10, 2022 [Member]
Annual incentive compensation, percentage	50.00%
Rory Cutaia [Member] | January 10, 2022 [Member] | Nasdaq Up-Listing Award [Member]
Annual incentive compensation, percentage	50.00%
Jeff Clayborne [Member]
Annual incentive compensation	$ 125,000
Jeff Clayborne [Member] | Bonus [Member]
Annual incentive compensation	$ 163,000
Jeff Clayborne [Member] | January 10, 2021 [Member]
Annual incentive compensation, percentage	50.00%
Jeff Clayborne [Member] | January 10, 2021 [Member] | Nasdaq Up-Listing Award [Member]
Annual incentive compensation, percentage	50.00%
Jeff Clayborne [Member] | January 10, 2022 [Member]
Annual incentive compensation, percentage	50.00%
Jeff Clayborne [Member] | January 10, 2022 [Member] | Nasdaq Up-Listing Award [Member]
Annual incentive compensation, percentage	50.00%